Income Taxes (Details) - Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Reconciliation Between Effective Income Tax Rate and PRC Statutory Income Tax Rate [Abstract]
PRC statutory tax rate	25.00%	25.00%	25.00%
Effect of different tax rates of group entities operating in other jurisdictions and preferential tax rates of group entities	(23.10%)	(25.00%)	(25.00%)
Effect of change in valuation allowance	(2.00%)	0.00%	0.00%
Total	0.00%	0.00%	0.00%